financial instruments - Accounts receivable (Details) - Customer accounts receivable - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Days after the billing date that accounts receivables are considered to be past due (in default)	30 days
Total financial assets	$ 3,265	$ 3,355
Receivable account balances - Current	2,679	2,725
Receivable account balances - Non-current	586	630
Accounts receivable written off directly to doubtful accounts expense	0
Cost/Gross amount
Credit risk
Total financial assets	3,408	3,489
Receivable account balances - Current	2,809	2,844
Receivable account balances - Non-current	599	645
Allowance for doubtful accounts
Credit risk
Total financial assets	(143)	(134)	$ (117)
Receivable account balances - Current	(130)	(119)
Receivable account balances - Non-current	(13)	(15)
Less than 30 days past billing date
Credit risk
Total financial assets	979	955
Less than 30 days past billing date | Cost/Gross amount
Credit risk
Total financial assets	1,002	975
Less than 30 days past billing date | Allowance for doubtful accounts
Credit risk
Total financial assets	(23)	(20)
30-60 days past billing date
Credit risk
Total financial assets	447	486
30-60 days past billing date | Cost/Gross amount
Credit risk
Total financial assets	466	504
30-60 days past billing date | Allowance for doubtful accounts
Credit risk
Total financial assets	(19)	(18)
61-90 days past billing date
Credit risk
Total financial assets	125	127
61-90 days past billing date | Cost/Gross amount
Credit risk
Total financial assets	146	147
61-90 days past billing date | Allowance for doubtful accounts
Credit risk
Total financial assets	(21)	(20)
More than 90 days past billing date
Credit risk
Total financial assets	161	160
More than 90 days past billing date | Cost/Gross amount
Credit risk
Total financial assets	206	202
More than 90 days past billing date | Allowance for doubtful accounts
Credit risk
Total financial assets	(45)	(42)
Unbilled customer finance receivables
Credit risk
Total financial assets	1,553	1,627
Unbilled customer finance receivables | Cost/Gross amount
Credit risk
Total financial assets	1,588	1,661
Unbilled customer finance receivables | Allowance for doubtful accounts
Credit risk
Total financial assets	$ (35)	$ (34)